Credit Agreements	12 Months Ended
Dec. 31, 2018
Line of Credit Facility [Abstract]
Credit Agreements
Credit Agreements
In the normal course of its operations, the Company enters into agreements with financial institutions to obtain unsecured and secured letter of credit facilities. At December 31, 2018, the total amount of such credit facilities available to the Company was approximately $603 million, with the significant facilities as follows:

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$300 million combined credit facility, with the first $100 million being unsecured and any further utilization secured. This credit facility matures each year on November 14, and automatically extends for a further year, unless canceled by either counterparty

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$150 million secured credit facility, which the Company entered into an agreement to modify during 2018. Under the terms of the agreement, the credit facility was increased from $55 million and the maturity date was extended to December 17, 2020, and automatically extends for a further year unless canceled by either counterparty

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$50 million secured credit facility, which the Company entered into an agreement to modify during 2018. Under the terms of the agreement, the credit facility was increased from $12 million and the maturity date was extended to December 21, 2019 , and automatically extends for a further year unless canceled by either counterparty

•	$101 million secured and unsecured credit facilities, related to issued letters of credit which had not yet expired under facilities that were terminated prior to December 31, 2018.
Under the terms of certain reinsurance agreements, irrevocable letters of credit were issued for a total of $105 million on an unsecured basis and $370 million on a secured basis at December 31, 2018 in respect of losses and unearned premium reserves.
The committed secured credit facilities maintained by the Company are used for the issuance of letters of credit which must be fully secured with either cash, government bonds and/or investment grade bonds. The agreements include default covenants, which could require the Company to fully secure the outstanding letters of credit to the extent that the facility is not already fully secured and/or result in the Company not being allowed to issue any new letters of credit.
At December 31, 2018, no conditions of default existed under these facilities.